UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Tiger Global Management, L.L.C.

Address:    101 Park Avenue
            48th Floor
            New York, New York 10178

13F File Number: 28-10100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles P. Coleman III
Title:      Managing Member
Phone:      212-984-2500

Signature, Place and Date of Signing:


/s/ Charles P. Coleman III           New York, NY              February 14, 2012
--------------------------     --------------------------    -------------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[_]   13F NOTICE.

[_]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      40

Form 13F Information Table Value Total: 5736981

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT  PRN CALL  DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------  --- ----  ----------  -----    ----      ------ ----
AMAZON COM INC                COM              023135106   156829      906000 SH        SOLE        NONE       906000
APPLE INC                     COM              037833100   656100     1620000 SH        SOLE        NONE      1620000
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A-    G0457F107     9089      442735 SH        SOLE        NONE       442735
AXIS CAPITAL HOLDINGS         SHS              G0692U109     7138      223330 SH        SOLE        NONE       223330
BAIDU INC                     SPON ADR REP A   056752108   278014     2387000 SH        SOLE        NONE      2387000
BITAUTO HLDGS LTD             SPONSORED ADS    091727107    10662     2665471 SH        SOLE        NONE      2665471
C&J ENERGY SVCS INC           COM              12467B304    26163     1250000 SH        SOLE        NONE      1250000
COMPANIA CERVECERIAS UNIDAS   SPONSORED ADR    204429104    30881      489396 SH        SOLE        NONE       489396
COINSTAR INC                  COM              19259P300    68460     1500000 SH        SOLE        NONE      1500000
ENDURANCE SPECIALTY HLDGS LT  SHS              G30397106     9473      247655 SH        SOLE        NONE       247655
EVEREST RE GROUP LTD          COM              G3223R108     5393       64139 SH        SOLE        NONE        64139
GENPACT LIMITED               SHS              G3922B107    62772     4198790 SH        SOLE        NONE      4198790
GOOGLE INC                    CL A             38259P508   468542      725409 SH        SOLE        NONE       725409
HARRY WINSTON DIAMOND CORP    COM              41587B100     2234      209802 SH        SOLE        NONE       209802
HECKMANN CORP                 COM              422680108    19950     3000000 SH        SOLE        NONE      3000000
HHGREGG INC                   COM              42833L108    14450     1000000 SH        SOLE        NONE      1000000
HOMEAWAY INC                  COM              43739Q100   109086     4691881 SH        SOLE        NONE      4691881
IAC INTERACTIVECORP           COM PAR $.001    44919P508    38942      914120 SH        SOLE        NONE       914120
LIBERTY GLOBAL INC            COM SER A        530555101   390028     9505921 SH        SOLE        NONE      9505921
LIBERTY GLOBAL INC            COM SER C        530555309   163350     4133339 SH        SOLE        NONE      4133339
LIBERTY MEDIA CORP NEW        CAP COM SER A    53071M302   148903     1907792 SH        SOLE        NONE      1907792
LINKEDIN CORP                 COM CL A         53578A108    18903      300000 SH        SOLE        NONE       300000
LIVE NATION ENTERTAINMENT IN  COM              538034109   138083    16616435 SH        SOLE        NONE     16616435
MAKEMYTRIP LIMITED MAURITIUS  SHS              V5633W109   172724     7184866 SH        SOLE        NONE      7184866
MASTERCARD INC                CL A             57636Q104   287510      771176 SH        SOLE        NONE       771176
MICHAEL KORS HLDGS LTD        SHS              G60754101     8856      325000 SH        SOLE        NONE       325000
POLYPORE INTL INC             COM              73179V103    43990     1000000 SH        SOLE        NONE      1000000
PRICELINE COM INC             COM NEW          741503403   569764     1218200 SH        SOLE        NONE      1218200
PRICELINE COM INC             COM NEW          741503403    44433       95000     CALL  SOLE        NONE        95000
RENAISSANCERE HOLDINGS LTD    COM              G7496G103    24161      324878 SH        SOLE        NONE       324878
SEARS HLDGS CORP              COM              812350106     4767      150000 SH        SOLE        NONE       150000
SEARS HLDGS CORP              COM              812350106    11123      350000     PUT   SOLE        NONE       350000
SELECT SECTOR SPDR TR         SBI INT-ENERGY   81369Y506   110608     1600000     CALL  SOLE        NONE      1600000
SONY CORP                     ADR NEW          835699307    18404     1020200     CALL  SOLE        NONE      1020200
TAL ED GROUP                  ADS REPSTG COM   874080104     7976      800000 SH        SOLE        NONE       800000
UBIQUITI NETWORKS INC         COM              90347A100     7292      400000 SH        SOLE        NONE       400000
VALIDUS HOLDINGS LTD          COM SHS          G9319H102     5670      180000 SH        SOLE        NONE       180000
VIACOM INC NEW                CL B             92553P201   236813     5215000 SH        SOLE        NONE      5215000
VISA INC                      COM CL A         92826C839   304865     3002707 SH        SOLE        NONE      3002707
YANDEX N V                    SHS CLASS A      N97284108  1044580    53024349 SH        SOLE        NONE     53024349

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